Net Loss Per Share - Potential Dilutive Securities Excluded From Calculation Of Net Loss Per Share (Detail) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Total	7,153,784	10,840,004	10,762,083	4,910,311
Convertible Preferred Stock
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Total		9,798,298	9,798,298	3,768,575
Restricted Common Stock
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Total	440,868	730,403	652,482	1,141,736
Restricted Stock Units ("RSUs")
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Total	375,137
Stock Option
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Total	6,337,779	311,303	311,303